Supplemental Condensed Combining Information (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income
Net revenue	$ 3,242,091	$ 3,058,105	$ 9,472,531	$ 8,886,433
Cost of revenues	2,088,252	2,003,627	6,161,666	5,856,055
Gross profit	1,153,839	1,054,478	3,310,865	3,030,378
Selling, general and administrative			1,741,959	1,578,128
Research and development	27,612	22,794	80,544	67,256
Operating income	533,734	493,250	1,488,362	1,384,994
Interest, net			214,242	206,016
Other, net			0	0
Income before income taxes	465,661	422,883	1,274,120	1,178,978
Income tax expense	162,797	152,904	436,057	409,507
Net Income	302,864	269,979	838,063	769,471
Less: Net income attributable to noncontrolling interests	23,609	22,191	77,346	62,298
Income attributable to the Company	279,255	247,788	760,717	707,173
Current assets:
Cash and cash equivalents	395,945	571,708	395,945	571,708	522,870	301,225
Trade accounts receivable less allowance for doubtful accounts of $280,745 in 2011 and $277,139 in 2010	2,803,099		2,803,099		2,573,258
Accounts receivable from related parties	113,493		113,493		113,976
Inventories	928,333		928,333		809,097
Prepaid expenses and other current assets	967,175		967,175		783,231
Deferred tax asset, current	379,654		379,654		350,162
Total current assets	5,587,699		5,587,699		5,152,594
Property, plant and equipment, net	2,585,567		2,585,567		2,527,292
Intangible assets	755,468		755,468		692,544
Goodwill	8,729,880		8,729,880		8,140,468
Deferred tax asset, non-current	90,956		90,956		93,168
Total assets	18,624,745		18,624,745		17,094,661
Current liabilities:
Accounts payable	430,759		430,759		420,637
Accounts payable to related parties	112,031		112,031		121,887
Accrued expenses and other current liabilities	1,725,888		1,725,888		1,537,423
Short-term borrowings and other financial liabilities	161,407		161,407		670,671
Short Term Borrowings Due To Related Parties Current	88,734		88,734		9,683
Current portion of long-term debt and capital lease obligations	974,220		974,220		263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0		0		625,549
Income tax payable, current	170,953		170,953		117,542
Deferred tax liability, current	27,969		27,969		22,349
Total current liabilities	3,691,961		3,691,961		3,789,723
Total long-term debt less current maturities	5,486,753		5,486,753		4,309,676
Other liabilities	242,807		242,807		294,015
Pension liabilities	204,867		204,867		190,150
Income tax payable, non-current	176,010		176,010		200,581
Deferred tax liability, non-current	607,083		607,083		506,896
Total liabilities	10,409,481		10,409,481		9,291,041
Noncontrolling interests subject to put provisions	313,147		313,147		279,709
Company shareholders' equity	7,754,068		7,754,068		7,377,258
Noncontrolling interests not subject to put provisions	148,049		148,049		146,653
Total equity	7,902,117		7,902,117		7,523,911	6,798,390
Total liabilities and equity	18,624,745		18,624,745		17,094,661
Issuers [Member] | FMC Finance III [Member]
Consolidated Statements of Income
Selling, general and administrative				11
Operating income				(11)
Interest, net				(539)
Income before income taxes				528
Income tax expense				150
Net Income				378
Income attributable to the Company				378
Current assets:
Cash and cash equivalents		26		26	123
Accounts receivable from related parties					16,542
Prepaid expenses and other current assets					1
Total current assets					16,666
Other assets					494,231
Total assets					510,897
Current liabilities:
Accounts payable to related parties					229
Accrued expenses and other current liabilities					15,866
Income tax payable, current					24
Total current liabilities					16,119
Total long-term debt less current maturities					494,231
Total liabilities					510,350
Company shareholders' equity					547
Total equity					547
Total liabilities and equity					510,897
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative			1
Operating income			(1)
Interest, net			(3,640)
Income before income taxes			3,639
Income tax expense			1,345
Net Income			2,294
Income attributable to the Company			2,294
Current assets:
Cash and cash equivalents	22		22
Accounts receivable from related parties	1,255,566		1,255,566
Total current assets	1,255,588		1,255,588
Other assets	0		0
Total assets	1,255,588		1,255,588
Current liabilities:
Accounts payable to related parties	0		0
Accrued expenses and other current liabilities	15,887		15,887
Income tax payable, current	1,345		1,345
Total current liabilities	17,232		17,232
Total long-term debt less current maturities	1,178,562		1,178,562
Total liabilities	1,195,794		1,195,794
Company shareholders' equity	59,794		59,794
Total equity	59,794		59,794
Total liabilities and equity	1,255,588		1,255,588
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative			60,673	77,987
Operating income			(60,673)	(77,987)
Interest, net			61,131	25,391
Other, net			(948,275)	(859,362)
Income before income taxes			826,471	755,984
Income tax expense			65,754	48,811
Net Income			760,717	707,173
Income attributable to the Company			760,717	707,173
Current assets:
Cash and cash equivalents	372	239,392	372	239,392	147,177
Accounts receivable from related parties	3,506,484		3,506,484		2,418,066
Prepaid expenses and other current assets	166,882		166,882		111,594
Deferred tax asset, current	28,021		28,021		14,221
Total current assets	3,701,759		3,701,759		2,691,058
Property, plant and equipment, net	365		365		390
Intangible assets	298		298		428
Deferred tax asset, non-current	11,837		11,837		9,463
Other assets	7,679,948		7,679,948		7,201,295
Total assets	11,394,207		11,394,207		9,902,634
Current liabilities:
Accounts payable	799		799		5,738
Accounts payable to related parties	1,298,089		1,298,089		952,141
Accrued expenses and other current liabilities	155,213		155,213		122,000
Short-term borrowings and other financial liabilities	97		97		121
Current portion of long-term debt and capital lease obligations	62,134		62,134		106,862
Income tax payable, current	81,190		81,190		54,366
Total current liabilities	1,597,522		1,597,522		1,241,228
Total long-term debt less current maturities	759,096		759,096		870,348
Long term borrowings from related parties	1,272,037		1,272,037		334,428
Other liabilities	3,561		3,561		73,382
Pension liabilities	6,855		6,855		4,933
Income tax payable, non-current	1,068		1,068		1,057
Total liabilities	3,640,139		3,640,139		2,525,376
Company shareholders' equity	7,754,068		7,754,068		7,377,258
Total equity	7,754,068		7,754,068		7,377,258
Total liabilities and equity	11,394,207		11,394,207		9,902,634
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			1,425,618	1,168,900
Cost of revenues			900,803	755,132
Gross profit			524,815	413,768
Selling, general and administrative			154,172	116,441
Research and development			51,277	44,661
Operating income			319,366	252,666
Interest, net			5,793	2,053
Other, net			217,715	177,256
Income before income taxes			95,858	73,357
Income tax expense			88,905	72,917
Net Income			6,953	440
Income attributable to the Company			6,953	440
Current assets:
Cash and cash equivalents	191	0	191	0	225
Trade accounts receivable less allowance for doubtful accounts of $280,745 in 2011 and $277,139 in 2010	175,333		175,333		157,755
Accounts receivable from related parties	1,045,143		1,045,143		667,484
Inventories	221,835		221,835		184,948
Prepaid expenses and other current assets	27,932		27,932		11,341
Total current assets	1,470,434		1,470,434		1,021,753
Property, plant and equipment, net	176,128		176,128		168,939
Intangible assets	59,048		59,048		65,684
Goodwill	53,855		53,855		65,315
Deferred tax asset, non-current	5,984		5,984		4,693
Other assets	651,223		651,223		644,523
Total assets	2,416,672		2,416,672		1,970,907
Current liabilities:
Accounts payable	30,862		30,862		22,387
Accounts payable to related parties	1,037,569		1,037,569		670,613
Accrued expenses and other current liabilities	139,909		139,909		94,978
Deferred tax liability, current	7,802		7,802		5,513
Total current liabilities	1,216,142		1,216,142		793,491
Long term borrowings from related parties	210,770		210,770		208,368
Other liabilities	11,413		11,413		11,241
Pension liabilities	155,019		155,019		143,362
Total liabilities	1,593,344		1,593,344		1,156,462
Company shareholders' equity	823,328		823,328		814,445
Total equity	823,328		823,328		814,445
Total liabilities and equity	2,416,672		2,416,672		1,970,907
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative			17,424	13,508
Operating income			(17,424)	(13,508)
Interest, net			68,045	42,254
Other, net			(525,845)	(474,925)
Income before income taxes			440,376	419,163
Income tax expense			(33,718)	(21,970)
Net Income			474,094	441,133
Income attributable to the Company			474,094	441,133
Current assets:
Cash and cash equivalents					0
Accounts receivable from related parties	673,235		673,235		441,601
Prepaid expenses and other current assets	100		100		50
Total current assets	673,335		673,335		441,651
Other assets	10,855,512		10,855,512		9,320,731
Total assets	11,528,847		11,528,847		9,762,382
Current liabilities:
Accounts payable to related parties	1,547,650		1,547,650		1,538,658
Accrued expenses and other current liabilities	1,491		1,491		2,054
Current portion of long-term debt and capital lease obligations	766,864		766,864		101,145
Total current liabilities	2,316,005		2,316,005		1,641,857
Total long-term debt less current maturities	758,792		758,792		1,357,745
Long term borrowings from related parties	414,527		414,527		494,231
Other liabilities	91,486		91,486
Total liabilities	3,580,810		3,580,810		3,493,833
Company shareholders' equity	7,948,037		7,948,037		6,268,549
Total equity	7,948,037		7,948,037		6,268,549
Total liabilities and equity	11,528,847		11,528,847		9,762,382
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			10,153,842	9,395,251
Cost of revenues			7,332,480	6,764,942
Gross profit			2,821,362	2,630,309
Selling, general and administrative			1,514,678	1,378,098
Research and development			29,267	22,595
Operating income			1,277,417	1,229,616
Interest, net			94,962	139,315
Other, net			0
Income before income taxes			1,182,455	1,090,301
Income tax expense			483,737	451,042
Net Income			698,718	639,259
Income attributable to the Company			698,718	639,259
Current assets:
Cash and cash equivalents	395,360	287,734	395,360	287,734	342,401
Trade accounts receivable less allowance for doubtful accounts of $280,745 in 2011 and $277,139 in 2010	2,627,766		2,627,766		2,415,503
Accounts receivable from related parties	3,915,557		3,915,557		2,826,527
Inventories	818,621		818,621		711,053
Prepaid expenses and other current assets	797,829		797,829		662,188
Deferred tax asset, current	325,836		325,836		317,644
Total current assets	8,880,969		8,880,969		7,275,316
Property, plant and equipment, net	2,512,223		2,512,223		2,458,364
Intangible assets	696,122		696,122		626,432
Goodwill	8,676,025		8,676,025		8,075,153
Deferred tax asset, non-current	120,549		120,549		121,875
Other assets	(6,043,195)		(6,043,195)		(6,581,295)
Total assets	14,842,693		14,842,693		11,975,845
Current liabilities:
Accounts payable	399,098		399,098		392,512
Accounts payable to related parties	6,581,606		6,581,606		3,210,393
Accrued expenses and other current liabilities	1,408,886		1,408,886		1,292,562
Short-term borrowings and other financial liabilities	161,310		161,310		670,550
Short Term Borrowings Due To Related Parties Current	34,901		34,901		2,004
Current portion of long-term debt and capital lease obligations	145,222		145,222		55,975
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0		0		625,549
Income tax payable, current	89,431		89,431		62,504
Deferred tax liability, current	29,323		29,323		27,143
Total current liabilities	8,849,777		8,849,777		6,339,192
Total long-term debt less current maturities	6,798,919		6,798,919		4,069,605
Long term borrowings from related parties	(403,779)		(403,779)		400,883
Other liabilities	110,889		110,889		184,542
Pension liabilities	42,993		42,993		41,855
Income tax payable, non-current	50,230		50,230		75,055
Deferred tax liability, non-current	621,253		621,253		522,521
Total liabilities	16,070,282		16,070,282		11,633,653
Noncontrolling interests subject to put provisions	313,147		313,147		279,709
Company shareholders' equity	(1,688,785)		(1,688,785)		(84,170)
Noncontrolling interests not subject to put provisions	148,049		148,049		146,653
Total equity	(1,540,736)		(1,540,736)		62,483
Total liabilities and equity	14,842,693		14,842,693		11,975,845
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(2,106,929)	(1,677,718)
Cost of revenues			(2,071,617)	(1,664,019)
Gross profit			(35,312)	(13,699)
Selling, general and administrative			(4,989)	(7,917)
Operating income			(30,323)	(5,782)
Interest, net			(12,049)	(2,458)
Other, net			1,256,405	1,157,031
Income before income taxes			(1,274,679)	(1,160,355)
Income tax expense			(169,966)	(141,443)
Net Income			(1,104,713)	(1,018,912)
Less: Net income attributable to noncontrolling interests			77,346	62,298
Income attributable to the Company			(1,182,059)	(1,081,210)
Current assets:
Cash and cash equivalents		44,556		44,556	32,944
Accounts receivable from related parties	(10,282,492)		(10,282,492)		(6,256,244)
Inventories	(112,123)		(112,123)		(86,904)
Prepaid expenses and other current assets	(25,568)		(25,568)		(1,943)
Deferred tax asset, current	25,797		25,797		18,297
Total current assets	(10,394,386)		(10,394,386)		(6,293,850)
Property, plant and equipment, net	(103,149)		(103,149)		(100,401)
Deferred tax asset, non-current	(47,414)		(47,414)		(42,863)
Other assets	(12,268,313)		(12,268,313)		(10,590,890)
Total assets	(22,813,262)		(22,813,262)		(17,028,004)
Current liabilities:
Accounts payable to related parties	(10,352,883)		(10,352,883)		(6,250,147)
Accrued expenses and other current liabilities	4,502		4,502		9,963
Short Term Borrowings Due To Related Parties Current	53,833		53,833		7,679
Income tax payable, current	(1,013)		(1,013)		648
Deferred tax liability, current	(9,156)		(9,156)		(10,307)
Total current liabilities	(10,304,717)		(10,304,717)		(6,242,164)
Total long-term debt less current maturities	(4,008,616)		(4,008,616)		(2,482,253)
Long term borrowings from related parties	(1,493,555)		(1,493,555)		(1,437,910)
Other liabilities	25,458		25,458		24,850
Income tax payable, non-current	124,712		124,712		124,469
Deferred tax liability, non-current	(14,170)		(14,170)		(15,625)
Total liabilities	(15,670,888)		(15,670,888)		(10,028,633)
Company shareholders' equity	(7,142,374)		(7,142,374)		(6,999,371)
Total equity	(7,142,374)		(7,142,374)		(6,999,371)
Total liabilities and equity	$ (22,813,262)		$ (22,813,262)		$ (17,028,004)